GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL [Abstract]
Schedule of Goodwill

	Perimeter Products	Cyber	Total

As of January 1, 2012	$1,970	$-	$1,970

Foreign currency translation adjustments	44	-	44

As of December 31, 2012	2,014	-	2,014

Acquisition of CyberSeal	-	3,181	3,181
Foreign currency translation adjustments	(23)	245	222

As of December 31, 2013	$1,991	$3,426	$5,417